UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):    x   Form 10-K  ___ Form 20-F  ___ Form 11-K  ___ Form 10-Q
___ Form N-SAR

For Period Ended:  April 30, 2001
___ Transition Report on Form 10-K
___ Transition Report on Form 20-F
___ Transition Report on Form 11-K
___ Transition Report on Form 10-Q
___ Transition Report on Form N-SAR
For the Transition Period Ended: ____________________

20:Nothing in this form shall be construed to imply that the Commission has verified any information contained
22:herein.

24:If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates.
24:

PART I - REGISTRANT INFORMATION

CAMELOT CORPORATION
Full Name of Registrant
											   _____
Former Name if Applicable

PMB 249, 6757 Arapaho Road, Suite 711
Address of Principal Executive Office (Street and Number)

Dallas, Texas  75248
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

41:If the subject report could not be filed without reasonable effort or expense and the
42:registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.
43:(Check box if appropriate).

45: x   (a) The reasons described in reasonable detail in Part III of this form could not
46:be eliminated without unreasonable effort or expense;
47: ____   (b) The subject annual report, semi-annual report,
transition report on
Form 10-K, Form 20-F,
48:11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar
49:day following the prescribed due date; subject quarterly report of transition report on Form
50:10-Q, or portion thereof will be filed on or before the fifth 51:(c) The accountant's statement or other exhibit required by Rule 12b-25(c ) has been
52:attached if applicable.

PART III - NARRATIVE

56:State below in reasonable detail the reasons why Forms 10-K, 20-F, 10-Q, 57:N-SAR, or the transition period portion
58:thereof, could not be filed within the prescribed time period.

60:Registrant has been advised by its auditor that additional time is required to
61:complete the audit and the audit could not be completed by July 31, 2001 without unreasonable effort or expense.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this

	Daniel Wettreich	        (972) 	                              458-1767
	(Name)		(Area Code)		(Telephone Number)

71:(2)Have all other periodic reports required under Section 13 or 15(d) of the Securities
Exchange Act of 1934
72:or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period
73:that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

_x_ Yes ___ No

77:(3)Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

___ Yes _x__ No


If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate,
84:state the reasons why a reasonable estimate of the results cannot be made.

		Camelot Corporation
                           (Name of Registrant as Specified in Charter)

89:has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 31, 2001		By: /s/ Daniel Wettreich, President